Fair Value Measurements - Level 3 fair value measurement inputs (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii	Jun. 30, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 $ / shares Y
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan | $ / shares	9.99
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan	15.0
Expected life of the options to convert
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan | Y	5.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan	3.0
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan	0.0
Probability of merger closing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working capital loan	90.0
Private Warrant [Member] | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.99	9.90	10.40
Private Warrant [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	15.0	40.00	30.00
Private Warrant [Member] | Expected life of the options to convert
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	5.1	5.3	5.5
Private Warrant [Member] | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.0	1.3	0.40
Private Warrant [Member] | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0
Forward Purchase Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.1
Forward Purchase Agreement | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.99	9.90	10.40
Forward Purchase Agreement | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.3	0.1
Forward Purchase Agreement | Probability of closing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	90.0	90.0	80.0
Forward Purchase Agreement | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0
Forward Purchase Agreement | Discount term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	0.1	0.3	1.1